[redacted]

CERTAMX

05004135

1-31670

AMERICAN STOCK EXCHANGE
Equities Options ETFs

RECD S.E.C.
MAR 2 - 2005
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006

March 1, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on February 28, 2005 the American Stock Exchange (the "Exchange") received from the PowerShares Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities for the following investment portfolios, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio and PowerShares Dynamic Small Cap Value Portfolio:

Shares of beneficial interest, par value $0.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
MAR 03 2005
THOMSON FINANCIAL

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl